Income Taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Effective tax rate	37.10%	27.50%	30.00%
Unrecognized deferred tax assets	€ 0	€ 0	€ 0